Issued capital - Movements in Ordinary Share Capital (Details) $ in Thousands	9 Months Ended
Mar. 31, 2025 USD ($) shares
Issued capital [Abstract]
Opening balance	$ 1,764,289
Closing balance	$ 2,092,508
Issued capital
Number of shares [Abstract]
Opening balance (in shares) | shares	186,367,686
Shares issued under the ATM Facility (in shares) | shares	35,430,179
Share based payment - Vested shares (in shares) | shares	1,759,712
Capital raise costs (in shares) | shares	0
Closing balance (in shares) | shares	223,557,577
Issued capital [Abstract]
Opening balance	$ 1,764,289
Shares issued under the ATM Facility	332,701
Share based payment - Vested shares	5,993
Capital raise costs	(10,475)
Closing balance	$ 2,092,508